PIMCO Equity Series

Supplement Dated December 29, 2015 to the

Statement of Additional Information, dated October 31, 2015,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO RealPath™ Blend Income Fund, PIMCO RealPath™ Blend 2020 Fund, PIMCO RealPath™ Blend 2025 Fund, PIMCO RealPath™ Blend 2030 Fund, PIMCO RealPath™ Blend 2035 Fund, PIMCO RealPath™ Blend 2040 Fund, PIMCO RealPath™ Blend 2045 Fund, PIMCO RealPath™ Blend 2050 Fund and PIMCO RealPath™ Blend 2055 Fund (each, a “Fund” and collectively, the “Funds”)

Effective December 22, 2015, each of the Funds is jointly managed by Mihir Worah, Rahul Devgon and Graham A. Rennison.

Accordingly, effective December 22, 2015, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Devgon[3]
Registered Investment Companies	0	0.00	0	0.00
Other Pooled Investment Vehicles	0	0.00	0	0.00
Other Accounts	0	0.00	0	0.00
Rennison[10]
Registered Investment Companies	1	414.74	0	0.00
Other Pooled Investment Vehicles	0	0.00	0	0.00
Other Accounts	0	0.00	0	0.00
Worah[11]
Registered Investment Companies	43	166,150.18	0	0.00
Other Pooled Investment Vehicles	36	21,084.42	1	127.84
Other Accounts	62	29,250.23	9	2,612.97

[3]

Effective December 22, 2015, Mr. Devgon co-manages the PIMCO RealPath™ Blend Income Fund ($3.1 million), PIMCO RealPath™ Blend 2020 Fund ($3 million), PIMCO RealPath™ Blend 2025 Fund ($3.1 million), PIMCO RealPath™ Blend 2030 Fund ($3 million), PIMCO RealPath™ Blend 2035 Fund ($3.1 million), PIMCO RealPath™ Blend 2040 Fund ($3.1 million), PIMCO RealPath™ Blend 2045 Fund ($3.1 million), PIMCO RealPath™ Blend 2050 Fund ($3.1 million) and PIMCO RealPath™ Blend 2055 Fund ($3.1 million).

[10]	Effective December 22, 2015, Mr. Rennison co-manages the PIMCO RealPath™ Blend Income Fund ($3.1 million), PIMCO RealPath™ Blend 2020 Fund ($3 million), PIMCO RealPath™ Blend 2025 Fund

($3.1 million), PIMCO RealPath™ Blend 2030 Fund ($3 million), PIMCO RealPath™ Blend 2035 Fund ($3.1 million), PIMCO RealPath™ Blend 2040 Fund ($3.1 million), PIMCO RealPath™ Blend 2045 Fund ($3.1 million), PIMCO RealPath™ Blend 2050 Fund ($3.1 million) and PIMCO RealPath™ Blend 2055 Fund ($3.1 million).

[11]

Effective December 22, 2015, Mr. Worah co-manages the PIMCO RealPath™ Blend Income Fund ($3.1 million), PIMCO RealPath™ Blend 2020 Fund ($3 million), PIMCO RealPath™ Blend 2025 Fund ($3.1 million), PIMCO RealPath™ Blend 2030 Fund ($3 million), PIMCO RealPath™ Blend 2035 Fund ($3.1 million), PIMCO RealPath™ Blend 2040 Fund ($3.1 million), PIMCO RealPath™ Blend 2045 Fund ($3.1 million), PIMCO RealPath™ Blend 2050 Fund ($3.1 million) and PIMCO RealPath™ Blend 2055 Fund ($3.1 million).

In addition, effective December 22, 2015, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective December 22, 2015, each of the PIMCO RealPath™ Blend Income Fund, PIMCO RealPath™ Blend 2020 Fund, PIMCO RealPath™ Blend 2025 Fund, PIMCO RealPath™ Blend 2030 Fund, PIMCO RealPath™ Blend 2035 Fund, PIMCO RealPath™ Blend 2040 Fund, PIMCO RealPath™ Blend 2045 Fund, PIMCO RealPath™ Blend 2050 Fund and PIMCO RealPath™ Blend 2055 Fund is jointly managed by Mihir Worah, Rahul Devgon and Graham A. Rennison. Information pertaining to accounts managed by Messrs. Worah, Devgon and Rennison is as of November 30, 2015.

In addition, effective December 22, 2015, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Devgon[1]	PIMCO RealPath™ Blend Income	None
	PIMCO RealPath™ Blend 2020	None
	PIMCO RealPath™ Blend 2025	None
	PIMCO RealPath™ Blend 2030	None
	PIMCO RealPath™ Blend 2035	None
	PIMCO RealPath™ Blend 2040	None
	PIMCO RealPath™ Blend 2045	None
	PIMCO RealPath™ Blend 2050	None
	PIMCO RealPath™ Blend 2055	None

Rennison[2]	PIMCO RealPath™ Blend Income	None
	PIMCO RealPath™ Blend 2020	None
	PIMCO RealPath™ Blend 2025	None
	PIMCO RealPath™ Blend 2030	None
	PIMCO RealPath™ Blend 2035	None
	PIMCO RealPath™ Blend 2040	None
	PIMCO RealPath™ Blend 2045	None
	PIMCO RealPath™ Blend 2050	None
	PIMCO RealPath™ Blend 2055	None

Worah[3]	PIMCO RealPath™ Blend Income	None
	PIMCO RealPath™ Blend 2020	None
	PIMCO RealPath™ Blend 2025	None
	PIMCO RealPath™ Blend 2030	None
	PIMCO RealPath™ Blend 2035	None

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
	PIMCO RealPath™ Blend 2040	None
	PIMCO RealPath™ Blend 2045	None
	PIMCO RealPath™ Blend 2050	None
	PIMCO RealPath™ Blend 2055	None

[1]

Effective December 22, 2015, Mr. Devgon co-manages the PIMCO RealPath™ Blend Income Fund, PIMCO RealPath™ Blend 2020 Fund, PIMCO RealPath™ Blend 2025 Fund, PIMCO RealPath™ Blend 2030 Fund, PIMCO RealPath™ Blend 2035 Fund, PIMCO RealPath™ Blend 2040 Fund, PIMCO RealPath™ Blend 2045 Fund, PIMCO RealPath™ Blend 2050 Fund and PIMCO RealPath™ Blend 2055 Fund. Information for Mr. Devgon pertaining to these Funds is as of November 30, 2015.

[2]

Effective December 22, 2015, Mr. Rennison co-manages the PIMCO RealPath™ Blend Income Fund, PIMCO RealPath™ Blend 2020 Fund, PIMCO RealPath™ Blend 2025 Fund, PIMCO RealPath™ Blend 2030 Fund, PIMCO RealPath™ Blend 2035 Fund, PIMCO RealPath™ Blend 2040 Fund, PIMCO RealPath™ Blend 2045 Fund, PIMCO RealPath™ Blend 2050 Fund and PIMCO RealPath™ Blend 2055 Fund. Information for Mr. Rennison pertaining to these Funds is as of November 30, 2015.

[3]

Effective December 22, 2015, Mr. Worah co-manages the PIMCO RealPath™ Blend Income Fund, PIMCO RealPath™ Blend 2020 Fund, PIMCO RealPath™ Blend 2025 Fund, PIMCO RealPath™ Blend 2030 Fund, PIMCO RealPath™ Blend 2035 Fund, PIMCO RealPath™ Blend 2040 Fund, PIMCO RealPath™ Blend 2045 Fund, PIMCO RealPath™ Blend 2050 Fund and PIMCO RealPath™ Blend 2055 Fund. Information for Mr. Worah pertaining to these Funds is as of November 30, 2015.

Investors Should Retain This Supplement For Future Reference

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